Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	This section also contains graphical disclosures of the pay versus performance relationship based on the information in the Pay Versus Performance Table.

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (Harmening)	Compensation Actually Paid to PEO (Harmening) [1,6,7]	Summary Compensation Table Total for PEO (Flynn)	Compensation Actually Paid to PEO (Flynn)[1,7]	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs[1,6,7]	Total Shareholder Return[2]	Peer Group Total Shareholder Return (KBW Nasdaq Regional Banking Total Return Index)[3]	Net Income[4]	Operating Leverage[5]
2023	$4,746,720	$2,790,277	N/A	N/A	$1,289,292	$965,082	$114.55	$115.64	$182,956	1.3%
2022	$6,066,586	$6,445,013	N/A	N/A	$1,603,303	$1,653,420	$117.92	$116.10	$366,122	11.9%
2021	$11,330,092	$11,317,941	$3,393,524	$4,998,727	$1,393,032	$1,608,777	$111.27	$124.74	$350,994	3.5%
2020	N/A	N/A	$4,160,306	$1,895,528	$1,043,338	$608,069	$81.07	$91.29	$306,771	-6.2%

Named Executive Officers, Footnote

Year	PEO(s)	Non-PEO NEOs
2023	Andrew J. Harmening	Derek S. Meyer, John A. Utz, Randall J. Erickson, David L. Stein
2022	Andrew J. Harmening	Derek S. Meyer, Christopher J. Del Moral-Niles, John A. Utz, Randall J. Erickson, David L. Stein
2021	Andrew J. Harmening and Philip B. Flynn	Christopher J. Del Moral-Niles, John A. Utz, Randall J. Erickson, David L. Stein
2020	Philip B. Flynn	Christopher J. Del Moral-Niles, John A. Utz, Randall J. Erickson, David L. Stein

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR of the KBW Nasdaq Regional Banking Total Return Index (^KRXTR). The KRXTR is comprised of approximately 50 publicly traded regional banks or thrifts listed on U.S. stock market exchanges.
PEO Total Compensation Amount	$ 4,746,720	$ 6,066,586	$ 11,330,092
PEO Actually Paid Compensation Amount	$ 2,790,277	6,445,013	11,317,941
Adjustment To PEO Compensation, Footnote	CAP to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2023
Adjustments	PEO: Andrew J. Harmening	Average non-PEO NEOs
As Reported Summary Compensation Table Total	$4,746,720	$1,289,292
(-) Grant Date Fair Value of Stock Awards Granted in FY	$2,574,964	$509,110
(+) Awards granted in CFY that are outstanding and unvested as of end of CFY	$2,037,110	$402,767
(+) Awards that are granted and vest in the same CFY	$0	$0
(+) Prior year awards outstanding and unvested as of end of CFY	$-1,127,758	$-230,670
(+) Prior year awards that vest in CFY	$-437,502	$-1,417
(-) Prior year awards that fail to meet vesting conditions during CFY	$0	$8,113
(+) Dividends or other earnings paid on all awards in CFY prior to vesting date	$148,285	$28,058
(-) Change in Pension Value and Non-Qualified Deferred Compensation Earnings	$5,134	$9,075
(+) Pension Adjustment	$352	$3,349
= Compensation Actually Paid (6)	$2,790,277	$965,082
FY = Fiscal Year
CFY = Covered Fiscal Year

Non-PEO NEO Average Total Compensation Amount	$ 1,289,292	1,603,303	1,393,032	$ 1,043,338
Non-PEO NEO Average Compensation Actually Paid Amount	$ 965,082	1,653,420	1,608,777	608,069
Adjustment to Non-PEO NEO Compensation Footnote	CAP to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2023
Adjustments	PEO: Andrew J. Harmening	Average non-PEO NEOs
As Reported Summary Compensation Table Total	$4,746,720	$1,289,292
(-) Grant Date Fair Value of Stock Awards Granted in FY	$2,574,964	$509,110
(+) Awards granted in CFY that are outstanding and unvested as of end of CFY	$2,037,110	$402,767
(+) Awards that are granted and vest in the same CFY	$0	$0
(+) Prior year awards outstanding and unvested as of end of CFY	$-1,127,758	$-230,670
(+) Prior year awards that vest in CFY	$-437,502	$-1,417
(-) Prior year awards that fail to meet vesting conditions during CFY	$0	$8,113
(+) Dividends or other earnings paid on all awards in CFY prior to vesting date	$148,285	$28,058
(-) Change in Pension Value and Non-Qualified Deferred Compensation Earnings	$5,134	$9,075
(+) Pension Adjustment	$352	$3,349
= Compensation Actually Paid (6)	$2,790,277	$965,082
FY = Fiscal Year
CFY = Covered Fiscal Year

Compensation Actually Paid vs. Total Shareholder Return	TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
Compensation Actually Paid vs. Net Income
The following graph compares (i) Compensation Actually Paid to our PEOs and the average Compensation Actually Paid to our other NEOs to (ii) our net income, for the fiscal years ended December 31, 2020, 2021, 2022 and 2023.

Compensation Actually Paid vs. Company Selected Measure
The following graph compares (i) Compensation Actually Paid to our PEOs and the average Compensation Actually Paid to our other NEOs to (ii) our adjusted operating leverage, for the fiscal years ended December 31, 2020, 2021, 2022 and 2023.

	(1) Operating Leverage is calculated by taking the year over year percentage change in Total Revenue Before Long-Term Credit Charge minus the percentage change in Total Noninterest Expense. A positive ratio shows that revenue is growing faster than expenses. Whereas a negative ratio indicates that expenses are accumulating faster than revenue. The 2021 and 2020 ratios have been adjusted to exclude the $163 million pre-tax gain on sale of ABRC. The 2023 ratio has been adjusted to exclude a $136 million loss on a mortgage portfolio sale and $65 million in investment securities losses associated with one-time losses from the balance sheet repositioning announced during 4Q 2023 and an additional $38 million of expense for certain FDIC assessments related to losses incurred due to bank failures.
Tabular List, Table

Company-selected performance measures
Operating leverage
Revenue (growth)
Net Income After Tax
ROATCE
EPS
Efficiency Ratio

Total Shareholder Return Amount	$ 114.55	117.92	111.27	81.07
Peer Group Total Shareholder Return Amount	115.64	116.10	124.74	91.29
Net Income (Loss)	$ 182,956,000	$ 366,122,000	$ 350,994,000	$ 306,771,000
Company Selected Measure Amount	0.013	0.119	0.035	(0.062)
PEO Name	Andrew J. Harmening	Andrew J. Harmening and Philip B. Flynn	Philip B. Flynn
Measure:: 1
Pay vs Performance Disclosure
Name	Operating leverage
Non-GAAP Measure Description	Operating Leverage is calculated by taking the year over year percentage change in Total Revenue Before Long-Term Credit Charge minus the percentage change in Total Noninterest Expense. A positive ratio shows that revenue is growing faster than expenses. Whereas a negative ratio indicates that expenses are accumulating faster than revenue. The 2021 and 2020 ratios have been adjusted to exclude the $163 million pre-tax gain on the June 30, 2020 sale of Associated Benefits and Risk Consulting (“ABRC”). The 2023 ratio has been adjusted to exclude a $136 million loss on a mortgage portfolio sale and $65 million in investment securities losses associated with one-time losses from the balance sheet repositioning announced during the fourth quarter of 2023 and an additional $38 million of expense for certain FDIC assessments related to losses incurred due to bank failures.
(6) Compensation Actually Paid includes the ASC 718 fair value of Option Awards. For 2023, there is a change in the methodology to determine the value of Option Awards, which has been updated in response to recent SEC guidance and interpretation. The change in methodology does not represent a material change in the underlying value of the Option Awards, and thus does not represent a material change in Compensation Actually Paid.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue (growth)
Measure:: 3
Pay vs Performance Disclosure
Name	Net Income After Tax
Measure:: 4
Pay vs Performance Disclosure
Name	ROATCE
Measure:: 5
Pay vs Performance Disclosure
Name	EPS
Measure:: 6
Pay vs Performance Disclosure
Name	Efficiency Ratio
Flynn [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,393,524	$ 4,160,306
PEO Actually Paid Compensation Amount			$ 4,998,727	$ 1,895,528
PEO | Grant Date Fair Value of Stock Awards Granted in FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,574,964
PEO | Awards granted in CFY that are outstanding and unvested as of end of CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,037,110
PEO | Awards that are granted and vest in the same CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior year awards outstanding and unvested as of end of CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,127,758)
PEO | Prior year awards that vest in CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(437,502)
PEO | Prior year awards that fail to meet vesting conditions during CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or other earnings paid on all awards in CFY prior to vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	148,285
PEO | Change in Pension Value and Non-Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,134
PEO | Pension Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	352
Non-PEO NEO | Grant Date Fair Value of Stock Awards Granted in FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	509,110
Non-PEO NEO | Awards granted in CFY that are outstanding and unvested as of end of CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	402,767
Non-PEO NEO | Awards that are granted and vest in the same CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Prior year awards outstanding and unvested as of end of CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(230,670)
Non-PEO NEO | Prior year awards that vest in CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,417)
Non-PEO NEO | Prior year awards that fail to meet vesting conditions during CFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,113
Non-PEO NEO | Dividends or other earnings paid on all awards in CFY prior to vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,058
Non-PEO NEO | Change in Pension Value and Non-Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,075
Non-PEO NEO | Pension Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,349